Stockholders' Equity (Details)	9 Months Ended
Sep. 30, 2013
Summary of weighted-average assumptions
Dividend yield	0.00%
Expected volatility	118.00%
5 Year Bond interest rate	1.20%
Expected life	1 year 6 months